Consolidated Interim Statements of the Financial Position (Unaudited) - CAD ($)	Jun. 30, 2026	Dec. 31, 2025
Assets
Cash and cash equivalents	$ 13,002,242	$ 15,231,108
Trade receivables	115,708	105,911
Other receivables	154,507	528,991
Inventory	169,649	163,414
Prepaid expenses	92,203	40,082
Total Current Assets	13,534,309	16,069,506
Equity method investment	2,024,925
Intangible assets	19,800,767	19,800,767
Property and equipment	3,578	2,805
Total Assets	35,363,579	35,873,078
Liabilities
Trade payables and accrued liabilities	131,305	317,537
Related Parties	151,910	113,892
Deferred revenue	95,354	145,404
Other payables	1,065,750
Enhanced voting preference shares	37,302	35,979
Derivative for settlement agreement		191,884
Total Current Liabilities	1,481,621	804,696
Derivative warrants liabilities	6,015	5,802
Liabilities for employee benefits	42,971	62,212
Total Liabilities	1,530,607	872,710
Shareholders’ equity
Share capital	94,560,825	94,159,660
Share-based payment reserve	906,164	1,096,335
Translation differences reserve	(8,492)	(350,710)
Capital reserve for re-measurement of defined benefit plan	104,156	75,215
Accumulated Deficit	(61,729,681)	(59,980,132)
Total Shareholders’ equity	33,832,972	35,000,368
Total Liabilities and Shareholders’ Equity	$ 35,363,579	$ 35,873,078